Prepaids and Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaids and Deposits [Abstract]
Prepaids and Deposits
5.	Prepaids and Deposits

As of June 30, 2024, and December 31, 2023, prepaid and deposits consisted of the following:

	June 30, 2024	December 31, 2023
Prepaid expenses	$888,129	$957,645
Deposits	46,088	113,893
	$934,217	$1,071,538

Prepaids and deposits - current	923,444	1,060,765
Deposits - non-current	10,773	10,773

As of June 30, 2024, and December 31, 2023, the security deposit on the Company’s long-term lease in the amount of $10,773 and $10,773, respectively, is classified as a non-current deposit on the balance sheet.

5.	Prepaids and Deposits

As of December 31, 2023 and 2022, prepaid and deposits consisted of the following:

	December 31, 2023	December 31, 2022
Prepaid expenses	$957,645	$89,819
Deposits	113,893	24,376
Deferred share issuance and listing expense	-	50,000
	$1,071,538	$164,195

Prepaids and deposits - current	1,060,765	153,422
Deposits- non-current	10,773	10,773

As of December 31, 2023 and 2022, the security deposit on the Company’s long term lease in the amount of $10,773 and $10,773, respectively, is classified as a non-current deposit on the balance sheet.